PRINCIPAL ACCOUNTING POLICIES - Summary of share option activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Outstanding, beginning	5,532,515	5,005,461	4,972,178
Granted	631,166	937,002	625,006
Exercised	(1,353,697)	(368,722)	(506,163)
Forfeited	(99,226)	(41,226)	(85,560)
Outstanding, ending	4,710,758	5,532,515	5,005,461	4,972,178
Vested and expect to vest, ending	4,570,018
Exercisable, ending	2,951,517
Weighted Average Exercise Price
Outstanding, beginning (in dollars per share)	$ 157.82	$ 122.00	$ 101.03
Granted (in dollars per share)	43.03	322.20	247.91
Exercised (in dollars per share)	68.95	80.70	65.65
Forfeited (in dollars per share)	133.92	199.32	156.32
Outstanding, ending (in dollars per share)	168.80	$ 157.82	$ 122.00	$ 101.03
Vested and expect to vest, ending (in dollars per share)	167.40
Exercisable, ending (in dollars per share)	$ 141.77
Weighted Average Remaining Contractual Life (Years)
Outstanding	4 years 8 months 19 days	4 years 6 months 15 days	4 years 9 months 7 days	5 years 2 months 1 day
Vested and expect to vest at the end of the period	4 years 8 months 1 day
Exercisable at the end of the period	3 years 9 months 11 days
Aggregate Intrinsic Value
Outstanding	$ 866,781,417	$ 899,966,907	$ 1,244,544,670	$ 405,399,251
Vested and expect to vest	847,267,373
Exercisable	$ 622,855,872
Assumptions
Pre-vesting forfeiture rate assumptions (as a percent)	8.00%
Closing stock price (in dollars per share)	$ 352.80
Total intrinsic value of options exercised	$ 522,000,000	$ 257,000,000	$ 178,000,000